IN-LICENSED TECHNOLOGY - Skinvisible (Details) - Skinvisible Licensing agreement $ in Millions	1 Months Ended
Oct. 31, 2019 USD ($)
IN-LICENSED TECHNOLOGY
License Fee	$ 1
Percentage of revenues to be paid	25.00%
Amount of payment to be made	$ 5